SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities	2,390,667	2,350,667	2,290,667
Percentage of uncertain tax to measure income tax benefit	More than 50%
Weighted average estimated fair value of employee stock options granted	$ 0.11	$ 0.081
Office Equipment [Member]
Annual depreciation rates	20.00%
Laboratory Equipment [Member] | Minimum [Member]
Annual depreciation rates	15.00%
Laboratory Equipment [Member] | Maximum [Member]
Annual depreciation rates	33.00%